Cover	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	Lion Group Holding Ltd.
Entity Central Index Key	0001806524
Entity File Number	001-39301
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	3 Phillip Street
Entity Address, Address Line Two	#15-04 Royal Group Building
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	048693
Class A Ordinary Shares represented by American Depositary Shares (“ADSs”)
Entity Listings [Line Items]
Title of 12(b) Security	Class A Ordinary Shares represented by American Depositary Shares (“ADSs”)
Trading Symbol	LGHL
Security Exchange Name	NASDAQ
Class A ordinary shares, par value US$0.0001 per share
Entity Listings [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value US$0.0001 per share
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
Warrants, each warrant exercisable for one Class A Ordinary Share in the form of ADSs at a price of $11.50 per share or $28,750.00 per ADS
Entity Listings [Line Items]
Title of 12(b) Security	Warrants, each warrant exercisable for one Class A Ordinary Share in the form of ADSs at a price of $11.50 per share or $28,750.00 per ADS
Trading Symbol	LGHLW
Security Exchange Name	NASDAQ
Class A Ordinary Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	1,281,237,399
Class B Ordinary Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	65,387,845
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Chunning Wang
Contact Personnel Email Address	wilson.wang@liongrouphl.com
Entity Address, Address Line One	3 Phillip Street
Entity Address, Address Line Two	#15-04 Royal Group Building
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	048693
Entity Phone Fax Numbers [Line Items]
City Area Code	+65
Local Phone Number	8877 3871